Subsequent Events (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2020 USD ($) item shares	Jan. 31, 2020 shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event
Repayment of credit facility			$ 151,875,000	$ 43,500,000	$ 59,218,647
Subsequent Event
Subsequent Event
CARES Act Recoupable Advance Payment	$ 47,000,000
CARES Act Provider Relief Funds	$ 17,000,000
CARES Act FICA Tax Deferral, Number Of Installments | item	2
Repayment of credit facility	$ 20,000,000
Warrants exercised | shares	109,983	3,050,746
Proceeds from exercise of warrants	$ 1,264,804
Subsequent Event | Class A Common Stock
Subsequent Event
Number of shares converted | shares	1,953,549	500,000
Shares obtained through exercise of warrants | shares	109,983	857,990
Subsequent Event | Class B Common Stock
Subsequent Event
Number of shares converted | shares	1,953,549	500,000